Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 80,000	$ 2,677	$ 1,332	$ 84,009
Louisiana [Member]
Total		$ 2,677		2,677
Pennsylvania [Member]
Total			$ 1,332	$ 1,332